Equity Method Investment (Tables)	6 Months Ended
Mar. 31, 2022
Equity Method Investments and Joint Ventures [Abstract]
Schedule of the summarized financial information
March 31, 2022
Current assets	$290,515
Noncurrent assets	46,601
Current liabilities	70,116
Noncurrent liabilities	—
Equity	267,000
For the Period from March 17, 2022 (Date of Investment) through March 31, 2022
Net revenue	$—
Gross profit	—
Loss from operations	60,641
Net loss	60,641